15. COMMITMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
15. COMMITMENTS

As of January 1, 2014, the Company has a new rental for its corporate offices in the Netherlands which totals $ 1,700 per month. The rental agreement has been signed for a period of two years. Total lease commitment for the period 2014 is approximately $20,000 and for the period 2015 is also approximately $20,000.

As of January 1, 2014, the Company has a new rental for its Corporate offices in the Netherlands which totals $ 1,700 per month. The rental agreement has been signed for a period of two years. Total lease commitment for the period 2014 is approximately $ 20,000 and for the period 2015 this commitment is also approximately $ 20,000.